Note 5 - Loans and Leases - Summary of the Activity in the Allowance for Loan and Lease Losses of Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for loan and lease losses beginning balance	$ 2,835	$ 3,345	$ 3,834
Provision (credit) for loan and lease losses	450	(350)	(750)
Losses charged off	(197)	(689)	(160)
Recoveries	439	529	421
Allowance for loan and lease losses ending balance	3,527	2,835	3,345
Impaired Loans [Member]
Allowance for loan and lease losses beginning balance		1,018	1,371
Provision (credit) for loan and lease losses	128	(865)	(1,155)
Losses charged off		(414)
Recoveries		261	802
Allowance for loan and lease losses ending balance	$ 128		$ 1,018